Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/30	6,195	7,013
Alabama GO	4.000%	11/1/31	6,445	7,247
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,985	11,956
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,612
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	5,000	5,284
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,186
Birmingham AL GO	5.000%	3/1/37	2,500	2,766
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/32	7,145	8,620
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	5,010	5,860
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	19,490	21,774
Huntsville AL GO	5.000%	5/1/26	325	347
Huntsville AL GO	5.000%	5/1/32	3,190	3,962
Jefferson County AL Board of Education GO	5.000%	2/1/46	3,000	3,513
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,385
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,197
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,627
1 Jefferson County AL Sewer Revenue, 6.600%
coupon rate effective 10/1/2023	0.000%	10/1/42 (4)	12,500	12,004
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,162
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	3,335	3,642
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/46	7,040	8,178
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41	4,505	5,258
University of South Alabama University Facilities
Revenue	5.000%	10/1/29 (15)	1,000	1,233
University of South Alabama University Facilities
Revenue	5.000%	10/1/30 (15)	1,000	1,225
University of South Alabama University Facilities
Revenue	5.000%	10/1/31 (15)	1,000	1,218
University of South Alabama University Facilities
Revenue	5.000%	10/1/32 (15)	750	911
University of South Alabama University Facilities
Revenue	5.000%	10/1/33 (15)	1,435	1,737
				169,917
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	7,869
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,713

Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,454
				19,036
Arizona (1.0%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/37	1,000	1,141
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/43	1,200	1,361
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/48	1,100	1,242
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/51	1,100	1,238
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	4.000%	6/1/44 (15)	1,250	1,327
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/49 (15)	1,375	1,609
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/54 (15)	2,000	2,318
Arizona Industrial Development Authority
Student Housing Revenue (NCCU Properties
LLC/NC Central University Project)	5.000%	6/1/58 (15)	1,500	1,728
Arizona State Industrial Development Authority
Revenue (Pinecrest Academy)	5.750%	7/15/48	3,200	3,562
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,211
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,438
La Paz County AZ Industrial Development
Authority (Harmony Public Schools Project)
Revenue	5.000%	2/15/48	1,350	1,521
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/41	7,000	7,656
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	5/15/26	5,000	6,094
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/42	4,000	4,693
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,275	8,234
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/40	3,000	3,276
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/31	3,080	3,885
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/32	3,000	3,766
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/33	2,135	2,671
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/34	2,010	2,505
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/35	2,085	2,589

Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/35	5,500	6,590
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/36	3,025	3,738
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/37	3,350	4,120
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/38	3,440	4,212
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/37	3,750	4,342
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	3,000	3,436
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,106
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	10,040	12,488
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	10,000	12,392
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	540
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,605
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	820	1,017
				137,651
Arkansas (0.1%)
Rogers AR School District No. 30 GO	3.000%	2/1/30	4,660	4,801
Springdale AR Sales and Use Revenue	5.000%	4/1/33 (15)	1,895	2,144
Springdale AR Sales and Use Revenue	5.000%	4/1/34 (15)	2,360	2,665
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,476
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,855	3,249
				15,335
California (12.0%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	3,675
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	6,063
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,020	7,959
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,680
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,459
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	2,060	2,364
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/42	6,570	7,179
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	9,475
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32	10,445	12,032
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/48	3,500	4,077
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	30	36

California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,854
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,833
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,503
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,024
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,050	1,532
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	7,950	11,813
California GO	5.000%	10/1/29	5,000	5,945
California GO	5.000%	10/1/30	12,600	14,948
California GO	5.000%	4/1/31	2,500	3,366
California GO	5.000%	9/1/31	15,025	18,406
California GO	5.000%	4/1/32	2,500	3,401
California GO	6.000%	3/1/33	4,000	4,113
California GO	5.000%	4/1/33	5,500	6,415
California GO	4.000%	8/1/33	5,000	5,659
California GO	5.000%	8/1/33	16,090	19,564
California GO	5.000%	8/1/34	5,000	5,925
California GO	4.000%	11/1/34	20,000	22,829
California GO	5.000%	8/1/35	1,170	1,414
California GO	5.000%	9/1/35	13,220	15,999
California GO	5.000%	10/1/35	2,190	2,624
California GO	4.000%	11/1/35	5,000	5,679
California GO	5.000%	9/1/36	3,250	3,611
California GO	5.000%	9/1/41	5,000	5,384
California GO	5.000%	9/1/42	11,360	12,573
California GO	5.000%	2/1/43	5,500	6,105
California GO	5.000%	4/1/43	1,000	1,115
California GO	5.000%	11/1/43	5,000	5,661
California GO	5.000%	12/1/43	8,250	9,360
California GO	5.000%	8/1/45	7,280	8,468
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	5,521
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/42	1,445	1,556
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,000	8,243
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,311
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,818
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,955
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	5,000	5,506
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,266
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	6,000	6,301
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	15,000	15,773

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,545	4,395
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	2,600	2,836
2 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	29,100	33,776
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/48	5,000	5,416
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	7,800	9,268
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	5,000	5,941
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,320
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,499
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/30	1,855	2,230
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/47	8,000	8,534
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	4,560	5,225
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,729
California Municipal Finance Authority Revenue
(North Bay Healthcare Group)	5.250%	11/1/36	2,235	2,550
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,220
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,816
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,630	6,136
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,553
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,446
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,073
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,561
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,469
California State University Systemwide Revenue	5.000%	11/1/36	6,000	7,336
California State University Systemwide Revenue	5.000%	11/1/37	5,000	6,082
California State University Systemwide Revenue	5.000%	11/1/38	2,000	2,362
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,735
California State University Systemwide Revenue	5.000%	11/1/43	10,000	12,296
California State University Systemwide Revenue	5.000%	11/1/45	1,000	1,170
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	7,035
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	4.000%	7/1/48	4,000	4,248

California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,472
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/58	2,500	2,907
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	14,220	15,320
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,047
Carlsbad CA Unified School District GO	3.125%	8/1/48	6,000	6,025
Castro Valley CA Unified School District GO	4.000%	8/1/46	5,250	5,758
Centinela Valley CA Union High School District
GO	4.000%	8/1/41 (15)	5,705	6,194
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/42	4,940	5,406
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	4,500	4,896
Chaffey CA Union High School District GO	5.250%	8/1/47	3,245	3,937
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,109
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,256
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,713
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,301
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	1,020
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,167
Clovis CA Unified School District GO	5.000%	8/1/23 (Prere.)	2,390	2,763
Clovis CA Unified School District GO	5.000%	8/1/38	1,460	1,649
Coast CA Community College District GO	4.000%	8/1/30	4,500	5,281
Coast CA Community College District GO	4.000%	8/1/32	7,205	8,055
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,675
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,711
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/34 (4)	4,600	4,756
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,605
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,700
Elk Grove CA Unified School District GO	4.000%	8/1/48	25,670	27,722
Escondido CA GO	5.000%	9/1/32	3,855	4,627
Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,177
Foothill-De Anza CA Community College District
GO	4.000%	8/1/34	2,185	2,453
Foothill-De Anza CA Community College District
GO	4.000%	8/1/35	2,000	2,235
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,926
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,576
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,155	1,421
Fresno CA Unified School District GO	4.000%	8/1/43	7,000	7,579

Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	3,000	3,343
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,165
Glendale CA Community College District GO	5.000%	8/1/37	1,710	2,077
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,505
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	2,055
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	2,003
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	2,000	2,196
Hayward CA Unified School District GO	4.000%	8/1/43 (15)	8,500	9,310
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	6,100	6,635
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,371
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	1,880	2,280
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,916
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,118
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,742
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	10,000
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,123
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,828
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,926
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,962
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,538
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,876
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,220	6,118
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/37	6,000	7,566
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/36	11,400	14,392
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,316
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,560	5,063
Los Angeles CA Unified School District GO	5.000%	7/1/35	375	462
Los Angeles CA Unified School District GO	5.000%	7/1/36	520	639
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,930
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,788
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	7,600	8,328
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,616
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,567
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,689
Los Angeles County CA School District GO	5.000%	7/1/29 (15)	10,115	12,827
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	6,000	7,398
Los Angeles County CA Unified School District
GO	3.000%	1/1/34	4,785	4,944

M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	1,205	1,268
Martinez CA Unified School District GO	4.000%	8/1/48	9,020	9,717
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	1,745	2,052
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,010	9,781
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/41	5,000	5,416
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/45	2,000	2,157
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	4,000	4,479
1 Mount San Antonio CA Community College
District GO, 5.875% coupon rate effective
8/1/2023	0.000%	8/1/28	3,025	3,261
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	3,906
Oakland CA GO	5.000%	1/15/35	4,025	4,716
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,540	1,826
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,182
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,983
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,772
Palomar Pomerado Health California GO,
7.000% coupon rate effective 8/1/19	0.000%	8/1/38 (12)	10,000	13,721
Poway CA Unified School District GO	0.000%	8/1/51	20,000	6,994
Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,096
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,740
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	4,888
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,482
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	11,353
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	9,928
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,845
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	1,154
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,321
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,105
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/28 (14)	15,815	12,664
San Bernardino CA Community College District
GO	5.000%	8/1/48	3,750	4,342
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	15,286
3 San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	2,250	2,527
3 San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	3,750	4,342
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	4,740	5,700
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/38	3,000	3,591

San Diego CA Unified School District GO	4.000%	7/1/31	13,025	14,979
San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,642
San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,163
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,643
San Diego CA Unified School District GO	4.000%	7/1/45	9,000	9,692
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,128
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,527
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	2,024
San Dieguito CA Union High School District GO	4.000%	8/1/42	7,805	8,629
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,271
3 San Francisco CA Bay Area Rapid Transit
District GO	3.000%	8/1/49	3,700	3,716
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,460
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	390	418
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	2,000	2,283
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	9,700	11,502
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	9,247
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	8,225	10,093
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,500	9,169
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	10,132
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/40	2,290	2,671
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	2,885	3,363
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/42	2,105	2,453
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	3,670	4,274
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/44	3,850	4,483
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/45	2,565	2,980
3 San Jacinto CA Unified School District CP	5.000%	9/1/37 (4)	1,850	2,207
3 San Jacinto CA Unified School District CP	5.000%	9/1/39 (4)	1,020	1,209
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	8,156
San Jose CA Airport Revenue	5.000%	3/1/47	5,215	6,162
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	4,640	5,133
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	7,038
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	6,030	6,570
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/44	7,250	8,107
San Rafael CA Elementary School District GO	4.000%	8/1/47	1,350	1,473
San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	2,091

San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,441
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36	2,500	2,550
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37	2,500	2,540
Santa Clara CA Unified School District GO	4.000%	7/1/41	10,000	10,976
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/41	1,750	2,061
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/46	2,050	2,403
Santa Rosa CA High School District GO	5.000%	8/1/43 (4)	3,265	3,879
Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	1,495	1,208
South Coast CA Water District Financing
Authority Revenue	4.000%	2/1/49	8,420	9,296
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	8,970
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,255
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,625
University of California Revenue	4.000%	5/15/35	5,000	5,490
University of California Revenue	5.000%	5/15/35	10,045	12,339
University of California Revenue	5.250%	5/15/37	3,000	3,526
University of California Revenue	5.000%	5/15/38	20,000	22,601
University of California Revenue	5.250%	5/15/38	10,000	11,729
University of California Revenue	5.000%	5/15/44	4,000	4,583
University of California Revenue	5.000%	5/15/46	3,000	3,530
University of California Revenue	4.000%	5/15/47	9,000	9,822
University of California Revenue	5.000%	5/15/48	25,250	30,635
University of California Revenue	5.000%	5/15/58	15,000	17,906
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	12,000
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	6,134
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,320
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,294
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,032
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	9,267
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,923
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,807
Western Placer CA Unified School District GO	4.000%	8/1/43	4,050	4,358
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	5,411
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	10,500	11,619
				1,610,893
Colorado (1.7%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/31	8,000	9,802
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,050	1,183
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,699
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/42	5,170	6,236
Boulder Valley CO School District GO	4.000%	12/1/30	4,910	5,668
Colorado Board of Governors State University
Enterprise System Revenue	5.000%	3/1/41	2,000	2,346

Colorado Educational & Cultural Facilities
Authority Revenue (Stargate Charter School)	5.000%	12/1/38	1,000	1,189
Colorado Educational & Cultural Facilities
Authority Revenue (Stargate Charter School)	4.000%	12/1/48	2,500	2,655
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,581
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/47	7,035	8,249
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/21 (Prere.)	4,000	4,232
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,410
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,504
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,016
Denver CO City & County Airport Revenue	5.000%	12/1/43	10,000	12,126
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	7,415	8,719
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/48	10,605	12,463
Douglas County CO School District GO	5.000%	12/15/31	5,000	6,375
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	19,410
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	8,621
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	6,560	4,949
Garfield, Pitkin, & Eagle County CO School
District GO	5.000%	12/15/30	5,300	6,389
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	4,994
Larimer Weld & Boulder County CO School
District No. R-2J Thompson GO	5.000%	12/15/32	4,015	5,116
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/46	5,750	6,703
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,166
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	15,015	15,514
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36	4,440	5,329
Thornton CO COP	4.000%	12/1/39	7,305	8,108
University of Colorado COP	4.000%	11/1/30	12,675	13,775
University of Colorado Enterprise System
Revenue	4.000%	6/1/34	4,280	4,884
University of Colorado Enterprise System
Revenue	4.000%	6/1/38	10,000	11,252
University of Colorado Enterprise System
Revenue	4.000%	6/1/39	5,500	6,171
				233,834
Connecticut (0.6%)
Connecticut GO	5.000%	4/15/26	3,000	3,646
3 Connecticut GO	5.000%	2/15/27	2,000	2,464
Connecticut GO	5.000%	4/15/28	5,000	6,273
Connecticut GO	5.000%	10/15/31	1,850	2,033
Connecticut GO	5.000%	4/15/34	2,120	2,606

Connecticut GO	5.000%	4/15/39	5,050	6,084
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/42	10,000	11,134
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	2,015	2,086
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,335	1,388
3 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/25	1,900	2,255
3 Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/15/26	1,500	1,816
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/30	5,000	6,161
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	2,000	2,341
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	6,500	7,293
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	7,992
3 Hartford County CT Metropolitan District GO	4.000%	7/15/37	1,000	1,123
3 Hartford County CT Metropolitan District GO	4.000%	7/15/40	1,115	1,239
Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,045	1,286
Hartford County CT Metropolitan District GO	5.000%	7/15/36	1,750	2,130
University of Connecticut GO	5.000%	2/15/32	1,110	1,280
University of Connecticut GO	5.000%	2/15/33	2,415	2,777
				75,407
Delaware (0.2%)
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	4.000%	7/1/40	4,040	4,369
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	4.000%	7/1/43	5,000	5,382
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/48	4,350	5,025
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	8,940	10,116
University of Delaware Revenue	5.000%	5/1/23 (Prere.)	1,990	2,271
University of Delaware Revenue	5.000%	5/1/23 (Prere.)	1,000	1,141
University of Delaware Revenue	5.000%	11/1/41	1,435	2,010
University of Delaware Revenue	5.000%	11/1/43	1,540	2,171
				32,485
District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/28	2,750	3,309
District of Columbia GO	5.000%	6/1/32	4,500	5,228
District of Columbia GO	5.000%	10/15/32	11,235	14,309
District of Columbia GO	4.000%	6/1/34	8,000	9,049
District of Columbia GO	5.000%	10/15/37	10,000	12,461
District of Columbia GO	5.000%	6/1/38	10,015	11,509
District of Columbia GO	5.000%	6/1/42	5,235	6,252
District of Columbia GO	5.000%	10/15/44	10,115	12,360
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	10,776
District of Columbia Revenue (Catholic
University of America)	5.000%	10/1/47	7,000	8,130
District of Columbia Revenue (National Public
Radio Inc.)	5.000%	4/1/29	3,580	4,288

District of Columbia Revenue (National Public
Radio Inc.)	5.000%	4/1/30	3,085	3,678
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,845	6,951
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	8,065	9,533
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,033
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,010
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/30	5,025	6,224
				143,100
Florida (4.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	10,075	11,286
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,511
Broward County FL Airport System Revenue	5.250%	10/1/38	6,000	6,800
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,008
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/20 (Prere.)	17,500	18,344
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/49	2,000	2,163
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/54	1,400	1,505
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,069
Collier County FL Special Obligation Revenue	5.000%	7/1/20 (Prere.)	3,000	3,107
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,507
Florida Board of Education Lottery Revenue	5.000%	7/1/26	6,750	8,393
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	17,854
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	4,849	5,721
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,017
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,009
Gainesville FL Utilities System Revenue	5.000%	10/1/33	6,015	7,413
Gainesville FL Utilities System Revenue	5.000%	10/1/36	7,575	9,252
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	4,990	5,054
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/43	6,445	7,818
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	13,030	14,433
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	1,920	1,924
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,584

Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/35	2,015	2,247
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,514
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/35	1,440	1,739
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,202
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,210
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	1,300	1,607
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,795
Martin County FL Health Facilities Authority
Revenue (Cleveland Clinic Health System)	4.000%	1/1/46	3,000	3,278
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/24 (Prere.)	6,940	8,248
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,542
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,928
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,152
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,015	1,201
Miami Beach FL Storm Water Revenue	5.000%	9/1/47	5,000	5,461
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	4,830	5,420
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	10,000	11,139
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,525	7,268
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,010	2,083
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/36 (4)	3,490	4,211
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/37 (4)	3,000	3,607
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	9,000	9,065
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/19 (Prere.)	4,720	4,756
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	2,000	2,087
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	4,110	4,312
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	1,090	1,142
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/32	7,095	8,557
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	20,480	24,072
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/36	885	1,050
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,192
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/35	3,370	4,008
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,470
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/37	12,610	14,862
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,970

Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,643
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,032
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,560	2,804
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/32	11,860	13,250
Miami-Dade County FL Transit Sales Surtax
Revenue	3.000%	7/1/37	4,885	4,918
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,575	8,296
Miami-Dade FL GO	5.000%	7/1/25	3,095	3,748
North Brevard County FL Hospital District
Revenue	5.000%	1/1/42	4,575	5,146
North Brevard County FL Hospital District
Revenue	5.000%	1/1/48	13,555	15,193
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,461
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,090	2,247
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/47	7,500	8,229
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	1,500	1,691
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36 (4)	2,250	2,699
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38 (4)	2,335	2,784
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,125	2,308
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.150% coupon rate effective 10/1/2024	0.000%	10/1/39	6,000	5,420
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.250% coupon rate effective 10/1/2024	0.000%	10/1/42	7,540	6,782
Palm Beach County FL School Board COP	5.000%	8/1/31	10,000	11,549
Pinellas County FL Educational Facilities
Authority Revenue (Academy Math &
Science)	5.000%	12/15/48	3,285	3,604
Pinellas County FL Educational Facilities
Authority Revenue (Academy Math &
Science)	5.125%	12/15/53	2,355	2,597
Putnam County FL Development Authority
Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42	12,000	14,134
Sarasota County FL Health Facilities Authority
Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,965
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.000%	7/1/41	15,000	17,773
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/47	16,035	18,626
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,236

St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,030
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,278
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,350	3,993
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,610	3,097
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,672
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,265	6,223
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,627
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,105
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,875
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	2,050	2,260
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,084
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/48	4,550	5,407
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,525	1,675
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,600	1,758
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,750	1,922
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,613
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,912
				585,843
Georgia (2.5%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,838
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,426
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,983
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,423
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,508
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,940
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,437
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,876
3 Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	4.000%	7/1/44	15,000	16,520
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,632
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/42	7,425	8,626
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/47	6,510	7,521
Columbus GA Water & Sewer Revenue	5.000%	5/1/27	1,000	1,137
Dalton GA Combined Utilities Revenue	4.000%	3/1/34	760	835
Dalton GA Combined Utilities Revenue	4.000%	3/1/35	1,000	1,095
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	9,105	10,312

3 DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/37	1,185	1,336
3 DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/38	1,335	1,500
3 DeKalb County GA Private Hospital Authority
Revenue (Children's Healthcare of Atlanta Inc.
Project)	4.000%	7/1/39	1,000	1,120
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,060	3,310
Fayette County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	17,225
Forsyth County GA School District GO	5.000%	2/1/38	2,000	2,470
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	2,075
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	4.000%	2/15/42	5,000	5,296
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/45	5,000	5,756
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,565
Georgia GO	5.000%	7/1/21 (Prere.)	2,000	2,149
Georgia GO	5.000%	7/1/23	1,435	1,650
Georgia GO	5.000%	2/1/29	6,515	8,137
Georgia GO	5.000%	2/1/30	11,420	14,165
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,265	4,712
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,620
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/43	3,000	3,418
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/47	3,420	3,884
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,574
Henry County GA School District GO	4.000%	8/1/30	5,000	5,751
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	4,500	4,500
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	3,405	3,405
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	18,181
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/34	1,250	1,508
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/36	1,250	1,637
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/43	2,000	2,344
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/49	5,000	6,753
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	19,615	21,921

Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,322
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,835	18,842
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,000	1,015
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	2,010	2,404
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49	19,000	21,043
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59	11,250	12,280
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,480
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,504
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	4.000%	1/1/34	5,000	5,438
				339,399
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/31	3,190	3,556
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/32	1,165	1,222
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/33	1,315	1,522
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/34	1,500	1,730
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	1,040	1,195
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,000	1,146
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,530
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,678
				14,579
Hawaii (1.1%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,927
Hawaii GO	4.000%	10/1/27	3,745	4,293
Hawaii GO	5.000%	1/1/30	3,000	3,789
Hawaii GO	4.000%	4/1/30	7,500	8,500
Hawaii GO	4.000%	10/1/30	15,460	17,616
Hawaii GO	4.000%	4/1/31	7,500	8,456
Hawaii GO	4.000%	10/1/31	6,675	7,577
Hawaii GO	5.000%	1/1/33	3,140	3,894
Hawaii GO	4.000%	10/1/33	3,750	4,164
Hawaii GO	5.000%	1/1/35	7,710	9,487
Hawaii GO	5.000%	1/1/37	18,700	22,854
Hawaii GO	5.000%	1/1/38	6,955	8,455
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,189
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,139
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	10,852
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,604

Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/42	7,500	8,331
University of Hawaii Revenue	6.000%	10/1/19 (Prere.)	2,500	2,520
				150,647
Idaho (0.3%)
4 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.750%	7/1/44	6,630	7,048
4 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	5.000%	7/1/47	15,180	17,346
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/36	4,200	4,975
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/37	3,060	3,606
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/47	1,250	1,472
				34,447
Illinois (6.5%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,895	6,740
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	9,080	7,148
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	4,184
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	747
Chicago IL Board of Education GO	5.000%	12/1/32 (4)	1,500	1,786
Chicago IL Board of Education GO	5.000%	12/1/35 (4)	1,000	1,177
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	3,260
Chicago IL Board of Education GO	5.000%	12/1/44	5,000	5,445
Chicago IL Board of Education GO	5.000%	12/1/46	12,000	13,044
Chicago IL Board of Education GO	5.000%	12/1/46	5,000	5,479
Chicago IL Board of Education GO	7.000%	12/1/46	1,815	2,264
Chicago IL GO	5.000%	1/1/26	2,390	2,660
Chicago IL GO	5.000%	1/1/34	8,000	8,574
Chicago IL GO	5.000%	1/1/38	2,000	2,172
Chicago IL GO	5.000%	1/1/39	3,735	4,151
Chicago IL GO	5.000%	1/1/40	9,625	10,668
Chicago IL GO	5.000%	1/1/44	2,645	2,918
Chicago IL GO	5.500%	1/1/49	2,500	2,868
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,075
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,815
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,257
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,228
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	31,197
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,463
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	7,000	8,116
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	3,400	3,919
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/42	12,000	14,258
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,201
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,208
Chicago IL Park District GO	5.000%	1/1/40	6,505	7,261
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	14,215	14,561
Chicago IL Sales Tax Revenue	5.000%	1/1/20 (Prere.)	4,265	4,333
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	2,055	2,253
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,796
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,625
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,344
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44	9,750	10,559

Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,799
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,265
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,468
Cook County IL Community College District GO	5.000%	12/1/47 (15)	7,500	8,504
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,065
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,644
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	17,776
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/22 (Prere.)	45	49
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,705	8,325
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,403
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	19,304
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,415
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,624
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	20,000	22,632
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/19 (Prere.)	4,000	4,040
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/19 (Prere.)	15,000	15,023
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,809
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	3,250	3,426
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	10,375	10,949
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,146
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,151
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	20,000	22,447
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,238
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/32	3,080	3,335
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/33	1,110	1,199
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/34	2,800	3,014
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	665	692
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,408
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	5,000	5,567
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,333
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	2,815

Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	1,849
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,716
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	16,033
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/20 (Prere.)	5,120	5,245
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)	3,000	3,259
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	848
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,538
Illinois GO	5.000%	11/1/20	35,000	36,246
Illinois GO	5.000%	3/1/21	4,000	4,174
Illinois GO	5.000%	8/1/21	7,000	7,382
Illinois GO	5.000%	12/1/22	7,450	8,054
Illinois GO	5.000%	11/1/23	4,860	5,310
Illinois GO	5.000%	11/1/23	5,000	5,482
Illinois GO	5.000%	8/1/24	9,000	9,630
Illinois GO	5.000%	2/1/25	2,065	2,265
Illinois GO	5.500%	7/1/25	2,800	3,094
Illinois GO	5.000%	8/1/25	5,110	5,458
Illinois GO	5.000%	11/1/26	25,125	28,286
Illinois GO	5.000%	10/1/27	4,000	4,599
Illinois GO	5.000%	10/1/28	8,000	9,286
Illinois GO	5.000%	10/1/29	2,000	2,307
Illinois GO	5.000%	11/1/29	3,000	3,369
Illinois GO	5.250%	7/1/30	5,000	5,406
Illinois GO	5.000%	10/1/30	1,500	1,718
Illinois GO	5.250%	2/1/33 (4)	5,200	5,793
Illinois GO	5.500%	7/1/33 (4)	3,350	3,724
Illinois GO	5.000%	10/1/33	1,500	1,696
Illinois GO	4.000%	12/1/33	4,000	4,045
Illinois GO	5.250%	2/1/34 (4)	3,125	3,474
Illinois GO	5.000%	5/1/34	2,000	2,147
Illinois GO	4.250%	12/1/37	4,500	4,567
Illinois GO	5.500%	7/1/38	7,500	8,112
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	5,830	6,092
Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,663
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,176
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	2,500	3,066
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,299
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,950
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,762
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	14,000	16,678
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,400
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/25 (14)	10,000	8,707
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	17,500	12,192

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	17,500	11,965
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	7,500	5,033
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	7,500	4,844
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	10,350	6,565
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/34 (14)	4,870	2,946
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	4,500	2,413
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,172
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/44 (4)	6,000	2,461
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51	21,500	5,865
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,112
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	54,500	12,873
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	6,375	7,346
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	15,000	16,308
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,589
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,185
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	122
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,616
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	10,404
				875,535
Indiana (1.3%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,215	10,928
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/38	3,000	3,493
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	13,000	14,687

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/19 (Prere.)	3,000	3,030
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,542
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,346
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,966
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,221
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	3,006
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,364
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	15,112
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,470
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	2,980
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,690
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,983
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/41	11,335	13,294
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/46	7,140	8,328
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,367
Northern Indiana Commuter Transportation
District Revenue	5.000%	7/1/32	1,000	1,191
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	8,167
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,539
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,624
				173,328
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	1,210	1,225
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,309
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	6,240	6,746
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,475
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/47	5,000	5,446
Polk County IA GO	5.000%	6/1/23	2,100	2,405

Polk County IA GO	5.000%	6/1/24	2,425	2,863
				36,469
Kansas (0.4%)
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	5,000	5,689
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	4,000	4,514
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,556
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,165	4,665
Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,555
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	5,823
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,791
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,766
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	18,358
				50,717
Kentucky (0.8%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	6,700	7,640
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,240	6,551
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	5,300	6,007
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	12/1/24	4,350	4,836
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	11,665	12,721
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	10,000	11,078
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	10,000	11,072
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	11,900	13,252
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,611
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.450% coupon rate effective
7/1/2023	0.000%	7/1/34	2,000	2,125
1 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN, 6.750% coupon rate effective
7/1/2023	0.000%	7/1/43	10,000	10,468

Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,020	14,857
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	1,065	1,148
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,620	1,780
				109,146
Louisiana (0.9%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,300
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,154
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/30 (4)	1,320	1,629
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/32 (4)	1,500	1,828
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,813
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,280	1,518
Lafayette LA Utilities Revenue	4.000%	11/1/31 (4)	1,270	1,446
Lafayette LA Utilities Revenue	4.000%	11/1/32 (4)	1,500	1,698
Lafayette LA Utilities Revenue	4.000%	11/1/34 (4)	1,175	1,318
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	9,650	10,241
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/30 (15)	13,065	16,174
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,753
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,910
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	14,000	14,767
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/36	2,380	2,881
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/37	2,500	3,014
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/38	2,630	3,161
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/48	12,660	14,909
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,507
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,372
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,134
Louisiana State University Revenue	5.000%	7/1/25	505	572
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,280	1,527
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,619
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,364

St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,217
St. Tammany Parish LA Hospital Service District
No. 1 Hospital Revenue	5.000%	7/1/48	5,000	5,834
				126,660
Maine (0.2%)
Lower Kennebec ME Regional School Unit No. 1
GO	3.250%	11/1/35	895	950
Lower Kennebec ME Regional School Unit No. 1
GO	3.250%	11/1/36	1,000	1,054
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,010	4,461
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,655
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/48	3,020	3,545
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,699
Maine Municipal Bond Bank Revenue	4.000%	11/1/34	1,660	1,906
Maine Turnpike Authority Revenue	4.000%	7/1/37	1,500	1,672
Maine Turnpike Authority Revenue	4.000%	7/1/38	1,850	2,056
				23,998
Maryland (3.1%)
Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,349
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,417
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,535
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,404
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,588
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,391
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,539
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	5,841
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,658
Frederick County MD GO	5.000%	2/1/29	1,400	1,831
Frederick County MD GO	5.000%	2/1/30	2,685	3,559
Howard County MD GO	3.000%	8/15/32	1,595	1,675
Howard County MD GO	4.000%	2/15/33	8,200	9,328
Howard County MD GO	3.000%	8/15/33	1,640	1,716
Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	4.000%	9/1/49	11,120	12,234
Maryland Department of Transportation
Revenue	4.000%	12/1/32	3,650	4,150
Maryland GO	5.000%	8/1/24	6,690	7,945
Maryland GO	5.000%	3/15/25	4,715	5,693
Maryland GO	4.000%	8/1/25	5,325	6,171
Maryland GO	5.000%	8/1/25	3,280	3,999
Maryland GO	5.000%	8/1/25	15,310	18,666
Maryland GO	5.000%	3/15/27	20,060	25,314
Maryland GO	4.000%	6/1/29	25,000	27,943
Maryland GO	5.000%	3/15/31	20,000	25,276
Maryland GO	4.000%	3/15/33	25,020	29,292
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/38	10,000	11,128

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (ETM)	6,460	7,327
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/48	7,000	7,519
Montgomery County MD GO	4.000%	12/1/34	15,000	16,345
Montgomery County MD GO	3.750%	11/1/38	16,500	17,835
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/27	10,140	12,885
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/33	4,590	4,824
Prince George MD Consolidated Public
Improvement GO	3.000%	7/15/34	2,000	2,092
Prince Georges County MD GO	5.000%	7/15/33	20,250	25,546
Prince Georges County MD GO	5.000%	7/15/34	18,740	23,544
Prince Georges County MD GO	5.000%	10/1/43	15,780	19,069
University System of Maryland Revenue	5.000%	4/1/30	6,180	7,855
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/32	5,000	6,314
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/32	14,725	16,913
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/47	9,520	10,453
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	8,039
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/43	3,000	3,324
				419,526
Massachusetts (3.1%)
3 Harvard MA GO	3.000%	8/15/34	1,265	1,319
3 Harvard MA GO	3.000%	8/15/36	1,260	1,297
3 Harvard MA GO	3.000%	8/15/37	1,210	1,239
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	3,860	4,107
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,655
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/42	2,055	2,459
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,500
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,706
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/30	2,770	3,403
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	15,000	17,713
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	8,827
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,932
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	4,800	5,569
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/43	1,515	1,754
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	4,845	5,046

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	24,745	30,240
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/38	2,000	2,187
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.125%	11/15/46	3,000	3,277
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,754
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,479
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/43	3,015	3,503
Massachusetts Federal Highway Revenue	5.000%	6/15/26	2,835	3,429
Massachusetts GO	5.000%	5/1/26	10,000	12,351
Massachusetts GO	5.000%	5/1/30	11,650	13,500
Massachusetts GO	4.000%	9/1/31	12,500	14,158
Massachusetts GO	5.000%	5/1/32	11,000	12,705
Massachusetts GO	4.000%	9/1/32	7,620	8,604
Massachusetts GO	5.000%	5/1/33	11,000	12,680
Massachusetts GO	3.000%	11/1/35	3,000	3,075
Massachusetts GO	5.000%	8/1/36	9,855	10,538
Massachusetts GO	5.000%	1/1/38	5,200	6,326
Massachusetts GO	5.000%	7/1/40	1,250	1,453
Massachusetts GO	5.000%	11/1/42	4,500	5,424
Massachusetts GO	4.000%	5/1/48	10,000	10,962
Massachusetts GO	5.000%	9/1/48	15,000	18,098
Massachusetts Housing Finance Agency
Revenue	3.500%	12/1/54	7,530	7,591
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/24	500	585
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/25	750	900
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/26	1,640	2,011
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,204
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,843
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,258
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/36	5,000	5,872
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,000	3,542
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,500	9,140
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	22,000	25,414
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,164
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	193
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	882
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	9,735	11,825

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,640	6,851
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	2,000	2,423
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	1,145	1,446
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	4,000	5,018
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	3,500	4,374
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	4,817
Shrewsbury MA GO	3.000%	7/15/34	2,280	2,370
Shrewsbury MA GO	3.000%	7/15/35	2,320	2,400
Springfield MA GO	3.000%	3/1/33 (4)	1,080	1,122
Tewksbury MA GO	3.000%	6/1/32	2,720	2,841
Tewksbury MA GO	3.000%	6/1/34	2,720	2,803
University of Massachusetts Building Authority
Revenue	5.000%	5/1/35	2,000	2,526
University of Massachusetts Building Authority
Revenue	5.000%	5/1/36	3,400	4,274
University of Massachusetts Building Authority
Revenue	5.000%	5/1/37	3,200	4,007
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	3,000	3,744
University of Massachusetts Building Authority
Revenue	5.000%	5/1/39	2,000	2,489
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,326
				411,524
Michigan (2.8%)
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,087
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,737
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/43 (4)	2,250	2,629
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,183
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,348
Eastern Michigan University Revenue	5.000%	3/1/33 (15)	1,025	1,229
Eastern Michigan University Revenue	5.000%	3/1/36 (15)	1,000	1,187
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	10,000	10,894
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	20,000	22,940
Jackson MI Public School District GO	5.000%	5/1/31	1,000	1,237
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	19,446
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/41	3,300	3,825
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/45	3,000	3,470
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,840	11,511

Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	5.000%	11/15/37	3,875	4,349
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/42	8,345	9,879
Michigan Building Authority Revenue	5.000%	4/15/29	3,070	3,685
Michigan Building Authority Revenue	5.000%	10/15/29	1,560	1,773
Michigan Building Authority Revenue	5.000%	4/15/31	12,020	14,296
Michigan Building Authority Revenue	5.000%	10/15/33	2,205	2,649
Michigan Building Authority Revenue	5.000%	4/15/35	1,420	1,793
Michigan Building Authority Revenue	5.000%	4/15/38	2,015	2,349
Michigan Building Authority Revenue	5.000%	4/15/41	1,975	2,320
Michigan Building Authority Revenue	5.000%	10/15/45	4,900	5,699
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,259
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	9,276
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	15,033
Michigan Finance Authority Revenue	5.000%	11/1/43	6,000	7,194
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	594
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,562
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,179
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,692
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,523
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,535
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,326
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,943
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,642
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	15,475
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,700
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	10,070	12,483
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	2,350	3,000
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	4,395	5,580
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	2,345	2,600
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/42	1,875	2,219
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/47	4,000	4,382
Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	5.000%	2/1/25	5,000	5,895
Michigan GO	4.000%	5/1/29	17,425	20,198
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,066
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,488

Michigan Housing Development Authority
Revenue	3.000%	10/1/32	1,000	1,019
Michigan State University Revenue	5.000%	8/15/27	1,060	1,209
Michigan State University Revenue	4.000%	2/15/44	5,000	5,596
Michigan Strategic Fund Limited Obligation
Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	5,276
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,412
Rochester MI Community School District GO	3.000%	5/1/33	1,000	1,052
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,421
Royal Oak MI GO	5.000%	4/1/43	2,600	3,115
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,000
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	9,176
Southfield MI GO	3.000%	5/1/33	1,000	1,038
University of Michigan Revenue	5.000%	4/1/33	2,000	2,566
University of Michigan Revenue	5.000%	4/1/34	1,000	1,278
University of Michigan Revenue	5.000%	4/1/35	3,520	4,478
University of Michigan Revenue	5.000%	4/1/36	2,500	3,169
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,520	2,975
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,748
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	3,500	4,109
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,454
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40	2,890	3,332
Wayne State University Michigan Revenue	5.000%	11/15/35	1,100	1,273
Wayne State University Michigan Revenue	5.000%	11/15/38	2,220	2,551
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,488
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,509
				373,603
Minnesota (1.4%)
Duluth MN Economic Development Authority
Revenue (Essentia Health)	4.250%	2/15/43	5,000	5,494
Duluth MN Economic Development Authority
Revenue (Essentia Health)	4.250%	2/15/48	5,000	5,467
Duluth MN Economic Development Authority
Revenue (Essentia Health)	5.000%	2/15/58	6,250	7,178
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	2,000	2,400
Duluth MN Independent School District No. 709
COP	4.000%	2/1/27	1,200	1,342
Hastings MN Independent School District No.
200 GO	0.000%	2/1/29	3,515	2,839
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	4.000%	11/15/48	5,000	5,380
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	12,072
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,475
Minnesota COP	5.000%	6/1/31	3,730	4,329
Minnesota GO	5.000%	8/1/24	1,230	1,461
Minnesota GO	5.000%	8/1/24	2,225	2,643
Minnesota GO	5.000%	10/1/24	7,690	9,178

Minnesota GO	5.000%	8/1/26	3,000	3,640
Minnesota GO	5.000%	8/1/31	7,235	9,206
Minnesota GO	5.000%	8/1/34	18,000	21,307
Minnesota GO	5.000%	8/1/34	10,000	12,582
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/34	400	445
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/35	400	444
Prior Lake-Savage MN Independent School
District No. 719 GO	0.000%	2/1/29	5,690	4,650
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,310
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,337
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/33	5,000	6,834
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/34	10,000	13,770
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/35	2,500	3,466
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/48	5,000	6,006
St. Cloud MN Health Care Revenue
(CentraCare Health System)	4.000%	5/1/49	4,000	4,356
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/43	3,480	3,769
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/47	5,000	5,837
University of Minnesota Revenue	5.000%	4/1/36	1,810	2,155
Virginia MN Independent School District No. 706
GO	3.000%	2/1/34	2,790	2,898
Virginia MN Independent School District No. 706
GO	3.000%	2/1/35	2,465	2,541
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/49	5,000	6,044
				188,855
Mississippi (0.2%)
Jackson MS Public School District GO	5.000%	4/1/28	1,970	2,352
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,603
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/23 (Prere.)	2,500	2,905
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/23 (Prere.)	14,490	16,474
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,135
				32,469
Missouri (1.3%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,166
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,468
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	6,044

Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,120	11,722
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/35	1,520	1,722
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/36	2,500	2,820
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/37	1,250	1,404
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/38	2,500	2,797
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/29	2,755	3,230
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/30	6,905	8,056
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	6,750	7,665
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,495
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/31	4,320	5,351
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/46	3,130	3,665
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	1,500	1,595
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	4.000%	2/15/54	8,125	8,784
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/48	12,500	14,622
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/34	5,000	5,431
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/39	5,000	5,291
Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/40	5,515	5,920
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	5/15/42	5,000	5,275
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/42	5,000	5,902
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/49	10,000	10,697
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,134
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/44	1,760	2,145
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/49	1,500	1,815
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	8,245	10,273
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,019
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,369
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,511
				180,388

Montana (0.2%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	9/1/19	3,575	3,757
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/33	1,685	1,902
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/34	1,505	1,692
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/35	1,050	1,177
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/36	910	1,016
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/48	9,230	10,860
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/41	2,650	3,044
				23,448
Multiple States (0.1%)
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.400%	1/25/36	3,988	4,346
Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	1.750%	8/1/19	7,855	7,855
				12,201
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,230
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,004
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,224
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,892
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,256
Douglas County NE GO	4.000%	12/15/29	2,000	2,381
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/34	1,000	1,193
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/35	2,000	2,378
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group)	5.000%	11/15/37	1,000	1,181
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,800
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/31	10,625	12,212
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	1,010	1,234
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,671
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,410
				64,066

Nevada (0.7%)
Clark County NV GO	4.000%	6/1/32	4,000	4,555
Clark County NV School District GO	4.000%	6/15/32 (4)	11,365	12,728
Clark County NV School District GO	4.000%	12/1/39	23,100	25,639
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/43	15,000	17,792
Las Vegas NV GO	4.000%	9/1/32	8,860	9,899
Las Vegas NV GO	4.000%	9/1/33	9,220	10,215
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,870	3,453
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,628
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/42	7,500	9,062
				98,971
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/19 (Prere.)	2,400	2,400
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,475
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,492
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/21 (Prere.)	8,000	8,646
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,146
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	729
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,135
				24,023
New Jersey (3.1%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,575
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	4.000%	10/1/43 (15)	2,000	2,171
Cumberland NJ Improvement Authority Lease
Revenue (Correctional Facility Project)	4.000%	10/1/48 (15)	2,500	2,703
Maple Shade Township NJ School District GO	3.000%	7/15/35 (4)	1,425	1,451
3 Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/31	600	717
3 Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	8/1/32	400	474
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	2,000	2,267
New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	10,000	10,871
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31 (15)	1,250	1,291
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,292
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	7,500	9,126
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	16,500	20,401
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,848

New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/31 (4)	1,760	2,104
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/32 (4)	2,250	2,467
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,097
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	8,069
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	10,025	10,804
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	6,989
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,670	3,217
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	3,600	4,066
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.375%	12/1/29	7,000	7,056
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	385	390
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,200
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,975
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	4,200	4,963
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,990
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,990
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	7,000	8,147
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	3,045	3,584
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	7,620	8,920
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	2,920	3,400
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	5,305	6,155
New Jersey Transportation Trust Fund Authority
Revenue	4.000%	12/15/37 (15)	2,795	3,060
New Jersey Transportation Trust Fund Authority
Revenue	4.250%	12/15/38	3,055	3,301
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	13,234
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	2,079

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	12/15/31	2,390	2,625
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/36	3,785	4,054
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,812
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	8,146
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	2,500	2,914
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	10,738
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	2,500	2,841
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,529
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	5,000	4,357
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	12,000	9,687
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	8,275
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	11,560
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,795	12,006
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	14,627
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	6,067
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	17,170	19,266
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,000	10,891
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	3,420	3,758
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,196
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	2,000	2,362
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	1,900	2,232
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	31,385	35,060
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	24,000	25,967
Toms River NJ Board of Education GO	3.000%	7/15/29	1,500	1,574
Toms River NJ Board of Education GO	3.000%	7/15/30	1,500	1,560
Toms River NJ Board of Education GO	3.000%	7/15/31	1,500	1,548
Toms River NJ Board of Education GO	3.000%	7/15/32	1,500	1,543
				418,772
New Mexico (0.8%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/27	1,525	1,886
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,650	2,009
New Mexico Finance Authority Revenue	5.000%	6/15/30	1,500	1,901
New Mexico Finance Authority Revenue	5.000%	6/15/31	2,505	3,155
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/19 (Prere.)	6,500	6,500

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/33	6,705	7,464
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/34	9,860	10,934
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	12,025	13,050
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,488
3 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	45,870	53,933
				112,320
New York (13.1%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,146
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,913
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,781
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,785	19,078
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,945	11,670
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	2,000	2,418
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,285
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	3,250	3,827
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,000	19,260
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/46	1,735	2,029
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/50 (15)	7,000	7,682
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,440
Nassau County NY GO	5.000%	7/1/32 (4)	2,740	3,435
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,237
New York City NY GO	5.000%	8/1/24	4,650	5,515
New York City NY GO	5.000%	8/1/31	5,000	5,371
New York City NY GO	5.000%	10/1/31	5,120	5,704
New York City NY GO	5.000%	3/1/32	5,000	5,619
New York City NY GO	4.000%	8/1/32	5,000	5,678
New York City NY GO	5.000%	8/1/32	5,000	5,365
New York City NY GO	5.000%	8/1/32	2,070	2,631
New York City NY GO	5.000%	10/1/32	5,260	5,850
New York City NY GO	5.000%	8/1/33	1,000	1,263
New York City NY GO	5.000%	4/1/34	7,000	8,663
New York City NY GO	5.000%	12/1/34	16,310	19,661
New York City NY GO	5.000%	8/1/35	1,500	1,606
New York City NY GO	5.000%	10/1/35	5,020	6,142
New York City NY GO	4.000%	8/1/36	7,640	8,520
New York City NY GO	5.000%	8/1/37	8,600	10,218

New York City NY GO	5.000%	10/1/37	5,000	6,074
New York City NY GO	5.000%	12/1/38	14,545	17,325
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.000%	11/1/53	9,000	9,466
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	8,331
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	4,406
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	8,954
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	12/15/20 (Prere.)	13,895	14,731
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	12/15/20 (Prere.)	1,500	1,593
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,000	10,745
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	13,775	14,801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,026
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	8,000	9,682
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,851
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,194
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,784
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	12,389
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,373
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	7,105	7,503
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,409
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,883
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,788
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	20,025	23,757
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/48	10,000	10,919
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	5,040	5,964
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	7,285	8,083
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	2,085	2,650
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,528
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	14,000	15,013

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	883
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,320	5,419
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,357
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,010	6,255
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	5,100	6,341
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	9,550	11,820
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	10,973
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	2,959
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	10,500	11,781
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,329
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	10,000	11,180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,927
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	17,055	21,038
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	11,774
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,800
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,414
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	8,155	9,552
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	4,315	5,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	315	316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	15,675	19,453
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	11,560	14,160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	8,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	9,434
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,373
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	10,000	11,064
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	8,000	8,998
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	4,735	5,418
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,294

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	7,080	7,907
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	6,060	6,783
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,264
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/37	4,500	5,120
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/38	6,290	7,012
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	4,530	5,130
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	16,601
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	6,850	8,086
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	26,515
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/41	5,010	5,574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	4,866
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	10,510	11,640
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	10,015	11,035
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/43	5,000	5,501
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/38	10,000	12,262
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	10,030	12,208
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/39	8,000	8,961
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	1,784
New York Convention Center Development
Corp. Revenue	0.000%	11/15/43	2,500	1,122
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	5,957
New York Convention Center Development
Corp. Revenue	0.000%	11/15/47	6,180	2,350
4 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,365	14,663
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,243
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,080
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	20,246
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	13,741
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	7,500	7,912
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	4,675	5,131
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,325	1,454
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	4,500	5,090

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,000	5,753
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	11,935	13,733
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,105	1,339
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	6,984
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,257
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,030	6,988
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	12,046
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,044
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	12,752
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,563
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	7,987
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,469
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	4,625	5,388
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	3,000	3,545
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,750	3,793
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,459
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,000	3,276
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,189
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,527
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,530	14,488
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,285	22,726
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	13,724
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	3,000	3,276
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,035	11,299
New York NY GO	3.500%	4/1/46	5,110	5,326
New York State Dormitory Authority Revenue	5.000%	3/15/29	33,090	42,515
New York State Dormitory Authority Revenue	5.000%	3/15/30	10,010	12,918
New York State Dormitory Authority Revenue	3.000%	10/1/31	5,465	5,737
New York State Dormitory Authority Revenue	3.000%	10/1/32	5,065	5,283
New York State Dormitory Authority Revenue	5.000%	10/1/32	5,000	6,061
New York State Dormitory Authority Revenue	5.000%	10/1/33	3,000	3,624
New York State Dormitory Authority Revenue	5.000%	7/1/38	2,900	3,575
New York State Dormitory Authority Revenue	4.000%	3/15/48	29,000	31,899

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,144
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,525
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	6,365	7,989
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,330	29,495
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	7,000	7,694
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	9,950
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	10,921
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	23,291
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	10,000	11,168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	10,000	12,017
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	10,000	11,930
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,538
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	23,114
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	20,000	22,002
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	5,227
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	1,000	1,163
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	10,000	12,295
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	14,340	18,354
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	1,300	1,545
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	3,805	4,652
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	6,094
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	10,705	13,047
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	22,110	27,201
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/39	18,000	21,592
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/40	5,000	6,054

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,693
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,729
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,587
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,877
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,050	6,160
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,550
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,720
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,211
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,873
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,411
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,900
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,562
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,500	6,528
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	6,020	6,908
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	3,700	3,831
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	8,260
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	7,000	8,460
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	14,500	17,710
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	8,242
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	22,581
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,981
				1,766,041
North Carolina (1.2%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/47	5,350	6,412
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,797
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/28	1,110	1,356
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/30	1,000	1,213

Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/32	1,825	2,189
Cabarrus County NC Installment Financing
Contract Revenue	4.000%	6/1/34	1,000	1,124
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,127
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/39	5,000	5,435
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/30	2,445	3,110
Fayetteville NC Public Works Commission
Revenue	4.000%	3/1/31	2,655	3,080
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/31	3,010	3,375
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	3,000	3,491
North Carolina GAN	5.000%	3/1/27	4,500	5,333
North Carolina GAN	5.000%	3/1/28	20,020	23,645
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	580	628
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,025	3,124
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,961
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/37	1,100	1,225
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/42	1,155	1,277
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/47	2,500	2,756
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,025	14,363
North Carolina Turnpike Authority Revenue	5.000%	1/1/31	5,305	6,492
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	8,125	8,691
North Carolina Turnpike Authority Revenue	4.000%	1/1/41 (4)	10,000	10,922
Union County NC Enterprise System Revenue	3.000%	6/1/35	1,315	1,368
Union County NC Enterprise System Revenue	3.000%	6/1/36	1,345	1,394
University of North Carolina at Charlotte
Revenue	4.000%	10/1/36	1,130	1,256
University of North Carolina at Charlotte
Revenue	4.000%	10/1/37	1,105	1,224
University of North Carolina at Greensboro
Revenue	4.000%	4/1/33	1,750	1,987
University of North Carolina Hospitals at Chapel
Hill Revenue	5.000%	2/1/46	5,000	5,756
Wake County NC GO	5.000%	3/1/25	850	1,025
Wake County NC Limited Obligation Revenue	5.000%	9/1/24	2,000	2,377
Wake County NC Public Improvement GO	5.000%	3/1/25	7,950	9,590
Wake County NC Public Improvement GO	5.000%	4/1/25	1,850	2,236
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/30	1,610	1,843

Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/31	1,500	1,707
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/32	2,000	2,259
				158,148
North Dakota (0.1%)
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/48	4,000	4,486
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/53	5,000	5,575
				10,061
Ohio (3.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	18,000	20,959
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,431
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,401
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/36	2,250	2,459
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	3,750	4,084
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	7,600	8,241
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	4,000	4,381
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/36	2,520	3,012
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/55	6,000	7,128
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/33	2,050	2,231
Brunswick OH City School District GO	5.250%	12/1/48	4,000	4,520
Brunswick OH City School District GO	5.250%	12/1/53	8,200	9,217
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,490	5,924
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,312
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	10,007
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,479
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,626
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	3,969
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,162
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,485
Columbus OH GO	4.000%	4/1/30	10,000	11,528
Columbus OH GO	5.000%	4/1/31	18,005	22,974
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	14,500	16,265

Cuyahoga County OH Hospital Revenue
(MetroHealth System)	4.750%	2/15/47	10,100	10,793
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	2,000	2,280
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	3,000	3,467
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	5,000	5,760
Cuyahoga OH Community College District GO	4.000%	12/1/34	3,000	3,328
Euclid OH City School District GO	4.750%	1/15/54	5,185	5,767
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,596
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	13,524
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	4.000%	5/15/47	7,800	8,473
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	2,380	2,802
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	30,000	34,901
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,700	5,272
Highland OH Local School District GO	5.250%	12/1/54	3,000	3,370
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,000	11,685
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	1,875	2,036
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	1,155	1,261
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,135	2,330
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,220	3,569
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	3,395	3,623
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/48	7,250	8,580
North Royalton OH City School District GO	4.000%	12/1/32	600	661
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	5,000	5,702
Ohio GO	5.000%	5/1/26	12,310	15,231
Ohio GO	5.000%	6/15/30	9,070	10,998
Ohio GO	5.000%	2/1/32	10,000	11,985
Ohio GO	5.000%	2/1/34	8,515	10,161
Ohio GO	5.000%	2/1/36	9,885	11,722
Ohio Higher Educational Facility Commission
Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,236
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	5,000	5,506
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/46	16,070	17,589
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	1,750	1,854
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,671
Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	10,934
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,840
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30	7,570	8,656

Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31	19,600	22,185
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/28	2,000	2,511
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	25,025
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,923
				504,602
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	2,000	2,213
Oklahoma City OK GO	4.000%	3/1/31	3,985	4,588
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/38	5,500	6,517
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,542
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,105	5,637
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	5,010	5,876
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	9,637
Tulsa County OK Public Facilities Authority
Revenue	4.000%	10/1/30	12,575	14,167
				54,177
Oregon (1.3%)
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/33	1,400	1,584
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/34	1,575	1,769
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/39	6,000	6,594
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/43	4,000	4,364
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/33	1,000	1,082
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/34	500	539
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/35	1,000	1,074
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	5.000%	1/1/48	5,000	5,635
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	790
Lane County OR School District No. 4J
(Eugene) GO	3.000%	6/15/33	3,615	3,815
Multnomah County OR School District No. 7
Reynolds GO	5.000%	6/15/26	2,225	2,684
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	555	592
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,670	4,534
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	4,000	4,915
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/37	2,500	3,139
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/37	6,185	7,479

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/39	3,000	3,743
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,365	5,136
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/41	4,700	5,204
Oregon GO	5.000%	5/1/26	1,435	1,774
Oregon GO	5.000%	5/1/31	1,000	1,215
Oregon GO	5.000%	5/1/31	6,400	8,271
Oregon GO	5.000%	5/1/31	685	866
Oregon GO	5.000%	6/1/31	645	817
Oregon GO	5.000%	5/1/32	3,000	3,629
Oregon GO	5.000%	5/1/32	460	579
Oregon GO	5.000%	6/1/32	305	385
Oregon GO	4.000%	8/1/32	3,000	3,434
Oregon GO	5.000%	5/1/33	280	351
Oregon GO	5.000%	6/1/33	390	490
Oregon GO	5.000%	5/1/34	8,790	11,191
Oregon GO	5.000%	5/1/34	1,280	1,599
Oregon GO	5.000%	6/1/34	6,040	7,700
Oregon GO	5.000%	6/1/34	500	625
Oregon GO	5.000%	6/1/35	500	623
Oregon GO	5.000%	8/1/35	2,040	2,502
Oregon GO	5.000%	5/1/36	1,000	1,238
Oregon GO	5.000%	6/1/36	685	850
Oregon GO	5.000%	5/1/37	700	864
Oregon GO	5.000%	6/1/37	1,560	1,928
Oregon GO	5.000%	5/1/38	650	800
Oregon GO	5.000%	5/1/44	4,720	5,834
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	3,000	3,535
Portland OR GO (Public Safety Projects)	5.000%	6/15/24	1,120	1,324
Portland OR Sewer System Revenue	4.500%	5/1/32	9,475	10,991
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/43	750	858
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/48	1,000	1,140
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/53	2,500	2,840
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	5,000	5,710
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29	5,020	6,273
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30	4,760	5,909
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	5,825	5,836
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/33	2,900	3,562
				170,215
Pennsylvania (5.4%)

2 Allegheny County PA GO	5.000%	11/1/28	5,475	6,736
Allegheny County PA Hospital Development

Authority Revenue	4.000%	4/1/44	5,000	5,342
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/47	16,000	18,611
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,561

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/43	3,000	3,580
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	3,500	3,822
Altoona PA Area School District GO	5.000%	12/1/39 (15)	2,000	2,288
Altoona PA Area School District GO	5.000%	12/1/45 (15)	1,500	1,703
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/36	1,855	2,181
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/37	2,565	3,006
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	7,500	8,582
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,300
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	17,329
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/32	1,490	1,827
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/36	1,800	1,998
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	6,000	6,529
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	4,005	4,641
3 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	1,750	2,185
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	1,875	2,266
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	2,625	2,878
Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/30	1,905	2,163
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	825	974
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,084
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	3,089
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,346
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,527
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/20 (Prere.)	4,325	4,490
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,559
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	5,000	5,367
Haverford PA GO	3.600%	6/1/43	3,355	3,527

Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/36	2,000	2,324
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,155	3,908
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,328
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	2,625	3,204
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	2,000	2,428
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	1,000	1,241
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/36	1,650	1,825
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/38	1,000	1,098
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/39	1,540	1,684
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/44	2,700	2,914
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	6,550	7,028
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/51	4,325	5,114
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,577
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,390	2,706
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	3,000	3,396
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/37	3,100	3,408
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,623
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,428
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	12,849
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,184
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,438

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35	6,660	7,397
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,378
Pennsylvania GO	5.000%	7/15/28	10,000	12,686
2 Pennsylvania GO	4.000%	8/15/28 (4)	15,000	17,044
Pennsylvania GO	4.000%	3/1/33 (4)	10,000	11,321
Pennsylvania GO	4.000%	3/1/34 (4)	10,000	11,279
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,230
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,061
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,346
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,371
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,254
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,626
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,625
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,255
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	20,433
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/32	2,750	3,086
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/33	1,555	1,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	2,895	3,516
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	9,257
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,875
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,029
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,205
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,614
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/23 (Prere.)	9,015	10,642
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/23 (Prere.)	7,255	8,581
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,075
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,372
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	5,100	6,081
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	15,990	16,195

Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	6,424
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,561
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,815	2,166
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	9,017
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	4,315	5,117
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,610
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	12,684
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,879
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,050	5,976
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,955	17,422
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	5,000	6,003
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,270	14,082
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,975
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,025	5,742
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,322
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	18,660
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	11,450	5,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	4,710	5,550
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,515
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,008
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	6,460	6,945
1 Pennsylvania Turnpike Commission Revenue,
4.500% coupon rate effective 12/1/2021	0.000%	12/1/34	3,500	3,588
1 Pennsylvania Turnpike Commission Revenue,
4.750% coupon rate effective 12/1/2021	0.000%	12/1/37	6,000	6,154
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,801
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/37	5,000	5,573
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/47	6,150	6,626
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,115	1,335
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,150	1,372
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,700	2,022
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,600	1,894
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	3,700	4,325
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	7,000	8,138
Philadelphia PA GO	5.000%	8/1/29	5,735	6,756
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,242
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,555
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	10,500	11,795
Spring Township PA GO	3.000%	11/15/33	1,020	1,067
Spring Township PA GO	3.000%	11/15/34	1,050	1,084
Spring Township PA GO	3.000%	11/15/35	1,085	1,106
Spring Township PA GO	3.000%	11/15/36	1,115	1,134
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,886
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	2,500	2,941
Upper St. Clair Township PA School District GO	3.250%	10/1/35	5,000	5,166

Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	3,000	3,454
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	4,210	4,847
Wilkes-Barre PA Area School District GO	5.000%	4/15/59 (15)	3,355	3,936
York County PA GO	4.000%	3/1/35	3,000	3,344
				731,815
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	887	760
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	4,814	3,696
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	12,045	8,467
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	4,208	2,646
				15,569
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	7,996
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,739
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	285	295
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	11,082
				22,112
South Carolina (1.6%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,602
Charleston County SC GO	4.000%	11/1/30	5,715	6,682
Charleston County SC GO	4.000%	11/1/31	6,110	7,079
Charleston County SC GO	4.000%	11/1/32	6,520	7,491
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	2,944
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/30	1,000	1,125
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/32	1,400	1,557
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,360
North Charleston SC Revenue	5.000%	10/1/40	7,000	8,072
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/20	20,000	21,975
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,793
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,753
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/38	5,305	5,952
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	12,600	14,431
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48	8,000	8,571
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	2,600	2,805
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	5,000	5,748

South Carolina Public Service Authority
Revenue	5.000%	12/1/33	5,050	5,945
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	2,590	3,080
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,085	11,177
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	4,325	4,886
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	1,085	1,159
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	1,715	1,899
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,935	6,690
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,293
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	12,060
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	12,500	14,335
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/30	1,870	2,308
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/31	2,045	2,503
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/32	2,145	2,616
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/34	865	1,046
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/40	9,075	10,786
York County SC School District GO (Fort Mill
School District No. 4)	3.000%	3/1/31	5,380	5,708
				211,431
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	4.000%	7/1/34	9,710	10,674
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,020	3,478
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,978
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,132
				26,262
Tennessee (1.6%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/23 (Prere.)	14,005	15,801
Franklin TN GO	5.000%	3/1/24	1,485	1,742
Franklin TN GO	5.000%	3/1/25	1,250	1,505
Franklin TN GO	5.000%	3/1/25	1,855	2,233
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/41	3,000	3,551

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,585	2,969
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,860
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,744
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/26	10,000	12,103
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/28	5,640	6,785
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	7,000	8,064
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	6,000	6,878
Metropolitan Government of Nashville &
Davidson County TN Health and Educational
Facilities Revenue (Vanderbilt University
Medical Center)	5.000%	7/1/48	5,000	5,754
Shelby County TN GO	3.125%	4/1/32	4,000	4,269
Shelby County TN GO	3.125%	4/1/33	4,000	4,249
Sumner County TN School & Public
Improvement GO	5.000%	12/1/26	3,030	3,790
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	40,000	46,360
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	760	788
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,025	1,129
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,905	10,953
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,735	4,227
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,185	7,163
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,588
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	23,747
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	15,000	16,644
Tennessee GO	5.000%	9/1/29	2,500	2,950
Tennessee GO	5.000%	8/1/30	1,345	1,621
Tennessee GO	5.000%	9/1/34	700	817
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	465	483
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	1,125	1,161
Washington County TN GO	4.000%	6/1/29	3,260	3,745
				219,673
Texas (7.7%)
Arlington TX GO	5.000%	8/15/26	2,795	3,455
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,242
Arlington TX Special Tax Revenue	5.000%	2/15/41 (15)	6,000	6,788

Arlington TX Special Tax Revenue	5.000%	2/15/48 (15)	15,000	16,329
Arlington TX Special Tax Revenue	5.000%	2/15/48 (4)	7,600	8,949
Austin TX Airport System Revenue	5.000%	11/15/41	6,725	7,934
Austin TX Airport System Revenue	5.000%	11/15/46	11,010	12,909
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,315	3,955
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,452
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	600	738
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/32	1,000	1,137
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	485	550
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/36	755	914
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/37	525	633
Austin TX GO	5.000%	9/1/32	1,300	1,514
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,717
Austin TX Independent School District GO	5.000%	8/1/32	5,235	6,567
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/28	3,155	3,981
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	5,195	6,525
Belton TX Independent School District GO	5.000%	2/15/36	2,500	2,984
Belton TX Independent School District GO	5.000%	2/15/42	7,500	8,861
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,260	4,530
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,000	1,070
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/21 (Prere.)	2,000	2,154
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	6,000	6,745
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,794
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,182
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	5,000	6,295
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,950	10,408
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	3,580	4,143
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,131
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,825	6,726
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,528
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,445	7,119
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,830
El Paso County TX Community College District
Revenue	5.000%	4/1/42 (4)	5,000	5,778
El Paso TX GO	5.000%	8/15/27	3,625	4,432
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,808
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,686

El Paso TX Water & Sewer Revenue	5.000%	3/1/30	3,545	4,344
El Paso TX Water & Sewer Revenue	5.000%	3/1/31	1,120	1,359
El Paso TX Water & Sewer Revenue	4.000%	3/1/35	1,750	1,963
Friendswood TX Independent School District
GO	4.000%	2/15/32	3,630	4,057
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,489
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.500% coupon rate
effective 10/1/2023	0.000%	10/1/35	21,495	22,720
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.500% coupon rate
effective 10/1/2023	0.000%	10/1/36	8,510	8,960
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,240	9,036
Harris County TX GO	5.000%	10/1/26	3,000	3,640
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,505
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,677
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,179
Hays County TX GO	4.000%	2/15/31	2,265	2,544
Hays County TX GO	4.000%	2/15/32	3,820	4,259
Hays County TX GO	4.000%	2/15/32	3,135	3,537
Hays County TX GO	4.000%	2/15/33	865	973
Hays County TX GO	4.000%	2/15/33	3,320	3,735
Hays County TX GO	5.000%	2/15/42	4,000	4,713
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,291
Houston TX Airport System Revenue	5.000%	7/1/38	6,765	8,211
Houston TX Community College System GO	5.000%	2/15/32	2,920	3,258
Houston TX GO	5.000%	3/1/27	13,350	16,234
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	5,000	5,263
Houston TX Utility System Revenue	5.000%	5/15/28	3,105	3,606
Houston TX Utility System Revenue	5.000%	11/15/32	28,450	34,549
Houston TX Utility System Revenue	5.000%	11/15/36	3,000	3,599
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,614
Lake Travis TX Independent School District GO	4.000%	2/15/33	1,000	1,128
Lake Travis TX Independent School District GO	4.000%	2/15/34	1,015	1,139
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/30	10,000	11,170
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/31	5,000	5,555
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/32	6,835	7,564
Laredo TX Community College District GO	5.000%	8/1/30	2,015	2,326
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,718
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,292
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,131
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	5,070	5,837
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	3,460	3,974
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	5,540	6,366
Lubbock TX GO	4.000%	2/15/30	1,250	1,408

Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,714
Marble Falls TX Independent School District GO	5.000%	8/15/26	730	905
Missouri City TX GO	4.000%	6/15/32	1,110	1,242
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,330
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/47	5,040	5,914
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	4,870	5,177
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,719
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,714
New Hope TX Cultural Education Facilities
Finance Corp. Revenue (CHF-Collegiate
Housing Denton LLC)	5.000%	7/1/58 (4)	1,000	1,133
New Hope TX Cultural Education Facilities
Finance Corp. Revenue (Collegiate Housing
Denton, LLC Texas Woman's University
Housing Project)	5.000%	7/1/58 (4)	3,670	4,137
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	5,000	5,592
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/32	4,575	5,434
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	12,500	13,344
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,704
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,000	2,157
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	2,500	2,747
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,228
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,661
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,480
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,755
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,483
North Texas Tollway Authority System Revenue	5.000%	1/1/38	5,900	6,530
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	6,019
North Texas Tollway Authority System Revenue	5.000%	1/1/39	6,500	7,647
North Texas Tollway Authority System Revenue	5.000%	1/1/43	10,515	12,471
North Texas Tollway Authority System Revenue	5.000%	1/1/43	23,900	27,883
North Texas Tollway Authority System Revenue	5.000%	1/1/48	15,110	17,508
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,114
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,815
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,014
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,491

Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,041
Pasadena TX GO	4.000%	2/15/32	1,500	1,653
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,517
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,620	6,218
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,200	7,060
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	3,500	3,877
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	5,000	5,873
San Antonio TX GO	4.000%	8/1/31	6,305	7,311
San Antonio TX GO	4.000%	8/1/32	7,360	8,469
San Antonio TX GO	4.000%	8/1/33	8,710	9,958
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,655
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,863
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,681
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,373
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	5,239
Texas GO	5.000%	8/1/27	2,000	2,408
Texas GO	4.000%	5/15/32	2,250	2,486
Texas GO	5.000%	10/1/44	10,205	11,727
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	650	684
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,550	1,783
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,680	7,874
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,665	3,208
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,740	3,024
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,490	1,827
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	5,000	5,487
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,101
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,060	9,258
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,910	31,379
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,340	3,737
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,114
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,110
Texas Transportation Commission Revenue	5.000%	8/1/57	5,750	6,654
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	7,250	8,183
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,450	7,298

Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	8,230
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	494
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	42
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,985	24,647
Texas Water Development Board Revenue	5.000%	4/15/29	3,010	3,803
Texas Water Development Board Revenue	5.000%	10/15/30	10,040	12,060
Texas Water Development Board Revenue	4.000%	10/15/32	5,020	5,740
Texas Water Development Board Revenue	4.000%	10/15/33	12,000	13,786
Texas Water Development Board Revenue	4.000%	10/15/34	13,000	14,871
United TX Independent School District GO	5.000%	8/15/28	2,355	2,818
United TX Independent School District GO	5.000%	8/15/29	2,535	3,024
University of Houston Texas Revenue	4.000%	2/15/30	4,610	5,132
University of Houston Texas Revenue	4.000%	2/15/37	16,205	17,825
University of North Texas Revenue	5.000%	4/15/33	3,200	3,722
University of North Texas Revenue	5.000%	4/15/34	3,000	3,481
University of North Texas Revenue	5.000%	4/15/36	3,000	3,463
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,234
Ysleta TX Independent School District GO	5.000%	8/15/45	10,905	12,662
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,734
				1,032,376
Utah (0.5%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,944
University of Utah Revenue	4.000%	8/1/33	2,145	2,433
University of Utah Revenue	4.000%	8/1/33	1,000	1,134
University of Utah Revenue	4.000%	8/1/34	1,175	1,327
University of Utah Revenue	4.000%	8/1/35	1,000	1,126
Utah Charter Academies Inc. School Revenue	5.000%	10/15/38	720	840
Utah Charter Academies Inc. School Revenue	5.000%	10/15/43	1,150	1,329
Utah Charter Academies Inc. School Revenue	5.000%	10/15/48	1,200	1,380
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/44	625	747
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/49	1,150	1,369
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/41	16,500	19,268
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,011
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	20,180
				64,088
Virginia (1.7%)
Arlington County VA GO	4.000%	6/15/33	8,590	10,065
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/41 (4)	5,000	5,884
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	5,000	5,681
Chesterfield County VA GO	5.000%	1/1/24	2,490	2,905
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,095
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,328

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,278
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,503
Fairfax County VA GO	5.000%	10/1/29	11,190	14,056
Fairfax County VA GO	5.000%	10/1/32	1,985	2,417
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,865
Fairfax County VA Public Improvement and
Refunding Bonds	4.000%	10/1/28	3,000	3,315
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/55	10,000	11,168
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	10/1/38	1,725	2,100
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/20 (Prere.)	3,500	3,676
Henrico County VA Water & Sewer Revenue	3.000%	5/1/34	3,445	3,601
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/42	695	750
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/48	1,250	1,346
Loudoun County VA GO	4.000%	12/1/30	7,325	8,772
Loudoun County VA GO	3.000%	12/1/31	7,535	8,050
Loudoun County VA GO	4.000%	12/1/32	6,900	7,724
Loudoun County VA GO	4.000%	12/1/33	6,895	7,715
Richmond VA GO	3.375%	3/1/41	3,000	3,117
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,797
University of Virginia Revenue	5.000%	6/1/37	8,000	9,062
University of Virginia Revenue	5.000%	4/1/45	5,000	5,812
Virginia Beach VA GO	5.000%	4/1/25	3,275	3,959
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	2,155	2,645
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/32	6,000	6,245
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/33	6,315	6,547
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	4,000	4,277
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	28,875	31,973
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/33	5,310	5,519
Virginia Commonwealth Transportation Board
Revenue	3.000%	5/15/34	5,470	5,659
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/30	4,000	4,642

Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/31	4,420	5,102
Virginia Public Building Authority Revenue	5.000%	8/1/32	9,370	11,877
				230,527
Washington (1.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,770	16,345
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/42	2,075	2,481
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/47	3,450	4,099
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,650
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,642
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,585
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,060
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,772
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,946
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,027
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,208
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,698
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	2,000	2,124
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,397
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,809
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	2,690	2,695
University of Washington Revenue	5.000%	7/1/34	2,000	2,201
Washington GO	5.000%	2/1/35	10,000	10,856
Washington GO	5.000%	8/1/35	2,000	2,138
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,414
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,255
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	12,089
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,298
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,082
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/37	2,400	2,750
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/48	2,400	2,529
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/53	2,245	2,359
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,012
				142,521
West Virginia (0.6%)
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/41 (4)	7,000	8,172
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/46 (4)	6,320	7,361

West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/34	7,595	8,472
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,617
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,523
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	22,445
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/51	2,500	2,655
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/52	2,500	2,896
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/29	3,000	3,800
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/30	2,975	3,746
West Virginia University Revenue	5.000%	10/1/36	5,985	6,386
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,492
				78,565
Wisconsin (1.7%)
Milwaukee WI GO	3.000%	4/1/32	4,820	5,003
Monona Grove WI School District Building &
Improvement GO	3.000%	5/1/34 (4)	2,195	2,283
Monona Grove WI School District Building &
Improvement GO	3.000%	5/1/35 (4)	4,715	4,882
Mount Pleasant WI Revenue (Village of Mount
Pleasant)	5.000%	4/1/48	7,165	8,422
3 Wisconsin GO	5.000%	5/1/31	9,450	11,434
Wisconsin GO	5.000%	5/1/31	8,635	10,247
3 Wisconsin GO	5.000%	5/1/32	5,950	7,174
Wisconsin GO	5.000%	11/1/33	13,400	16,480
Wisconsin GO	5.000%	5/1/36	5,000	5,860
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/20 (Prere.)	6,785	7,014
Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group)	4.000%	8/15/35	1,440	1,605
Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group)	4.000%	8/15/36	1,600	1,777
Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group)	4.000%	8/15/37	5,000	5,524
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	2,270	2,364
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	3,880	4,041
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42	4,000	4,627

Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/36	15,000	16,368
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/39	5,000	5,416
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20 (Prere.)	12,110	12,489
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/42	10,000	10,774
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	6,224
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,864
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/42	20,690	22,368
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	7,119
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,597
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,110
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,195
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,528
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,726
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	4.000%	2/15/34	5,630	6,069
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	4.000%	2/15/35	5,055	5,423
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/41	15,000	17,464
Wisconsin Public Finance Authority Education
Revenue (Coral Academy of Science)	5.000%	7/1/48	1,530	1,701
Wisconsin Public Finance Authority Education
Revenue (Coral Academy of Science)	5.000%	7/1/55	4,135	4,563
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	2,815	3,131
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,446
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,294
				234,606
Total Tax-Exempt Municipal Bonds (Cost $12,158,163)				12,991,381

		Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
6 Vanguard Municipal Cash Management Fund
(Cost $432,655)	1.449%	4,326,210	432,665

Total Investments (99.9%) (Cost $12,590,818)			13,424,046
Other Assets and Liabilities-Net (0.1%)			12,592
Net Assets (100%)			13,436,638

1 Step bond.
2 Securities with a value of $2,677,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2019.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $39,057,000, representing 0.3% of net assets.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Long-Term Tax-Exempt Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	5,719	1,226,189	354

Short Futures Contracts
10-Year U.S. Treasury Note	September 2019	(1,085)	(138,253)	(321)

5-Year U.S. Treasury Note	September 2019	(891)	(104,741)	180

Ultra-Long U.S. Treasury Bond	September 2019	(85)	(15,093)	(78)
Ultra 10-Year U.S. Treasury Note	September 2019	(86)	(11,855)	(38)
				(257)
				97

Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,991,381	—
Temporary Cash Investments	432,665	—	—
Futures Contracts—Assets[1]	133	—	—
Futures Contracts—Liabilities[1]	(1,401)	—	—
Total	431,397	12,991,381	—
1 Represents variation margin on the last day of the reporting period.